TAXATION (Details Narrative) $ in Millions		12 Months Ended
	Mar. 21, 2018 HKD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024
Operating Loss Carryforwards [Line Items]
Effective income tax rate reconciliation, percent		53.60%	4.50%	10.20%
Income tax for dividends distributed percentage		10.00%
Withholding tax rate percentage		5.00%
Net operating loss carryforwards		$ 1,593,727	$ 2,834,297
HONG KONG
Operating Loss Carryforwards [Line Items]
Effective income tax rate reconciliation, tax credit, foreign, amount	$ 2
Effective income tax rate reconciliation, percent	8.25%
HONG KONG | Legislative Council [Member]
Operating Loss Carryforwards [Line Items]
Effective income tax rate reconciliation, tax credit, foreign, amount	$ 2
Effective income tax rate reconciliation, percent	16.50%
CHINA
Operating Loss Carryforwards [Line Items]
Statutory income tax rate, percent		25.00%